SHARE CAPITAL (Tables)	9 Months Ended
Sep. 30, 2019
SHARE CAPITAL
Schedule of share based payments

		Weighted Average
	Number of Options	Exercise Price
		$
Balance, December 31, 2017	9,861,114	1.76
Granted	2,811,000	4.16
Forfeited	(1,367,708)	3.62
Exercised	(1,410,195)	0.85
Balance, December 31, 2018	9,894,211	2.31
Granted	6,475,500	3.83
Forfeited	(1,221,820)	3.79
Exercised	(1,543,143)	0.74
Balance, September 30, 2019	13,604,748	3.08

Schedule of option pricing model

	September 30	September 30
	2019	2018
Risk free interest rate	1.29% - 1.85%	1.73%-2.14%
Expected life of options (years)	2.78	3.00
Expected annualized volatility	95.99% - 105.68%	80%
Expected dividend yield	Nil	Nil
Weighted average Black-Scholes value of each option	$2.36	$2.28

Schedule of incentive stock options outstanding and exercisable

	Outstanding			Exercisable
			Weighted		Weighted
Range of		Remaining	average		average
exercise		contractual	exercise		exercise
prices	Quantity	life (years)	price	Quantity	price
$			$		$
0.175 - 0.43	30,000	1.90	0.34	30,000	0.34
0.44 - 0.50	1,500,000	0.56	0.45	1,500,000	0.45
0.51 - 0.94	978,194	1.99	0.72	978,194	0.72
0.95 - 1.25	723,834	2.67	1.21	545,365	1.20
1.26 - 1.49	253,720	3.34	1.43	125,949	1.41
1.50 - 3.40	2,010,500	4.15	2.67	717,625	2.81
3.41 - 4.23	5,627,250	4.61	4.07	1,784,008	4.07
4.24 - 4.25	1,916,250	6.45	4.25	961,250	4.25
4.26 - 5.44	315,000	3.90	4.53	138,750	4.52
5.45 - 6.68	250,000	3.40	5.68	137,500	5.68
	13,604,748	4.00	3.08	6,918,641	2.46

Schedule of Restricted share units (RSUs)

		Weighted
		average
		fair value per
	Number of RSUs	unit at issue
		$
Balance, December 31, 2017	825,000	3.73
Granted	5,000	5.67
Balance, December 31, 2018	830,000	3.74
Granted	475,000	4.15
Settled	(355,000)	4.27
Forfeited	(5,000)	4.15
Balance, September 30, 2019	945,000	3.75